RS - Summary of cash-settled Long-term Incentive Cash Plan (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020
Long-term Incentive Plans [Line Items]
Liabilities from share-based payment transactions	€ 2,000,000		€ 500,000
Long-Term Cash Incentive Plan [Member]
Long-term Incentive Plans [Line Items]
Percentage of shares vested				33.30%
Target Achievement	100.00%
Payments to and on behalf of employees	€ 500,000
Expense from cash-settled share-based payment transactions	42,585	€ 117,395
Liabilities from share-based payment transactions	€ 500,000	€ 400,000
Long-Term Cash Incentive Plan [Member] | Top of range [member]
Long-term Incentive Plans [Line Items]
Performance criteria				125.00%
Long-Term Cash Incentive Plan [Member] | Bottom of range [member]
Long-term Incentive Plans [Line Items]
Performance criteria				50.00%